Fixed Assets (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Fixed assets, gross	$ 1,192,769	$ 548,194
Accumulated depreciation and amortization	(1,271)	(390)
Fixed assets, net	1,191,498	547,804
Office equipment and computers [Member]
Fixed assets, gross	11,772	8,048
Furniture and Equipment [Member]
Fixed assets, gross	13,867	0
Website development costs [Member]
Fixed assets, gross	$ 1,167,130	$ 540,146